ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income

Foreign currency translation adjustments
RMB
Balance as of January 1, 2016	28,189
Foreign currency translation adjustments, net of tax of nil	22,275

Balance as of December 31, 2016	50,464
Foreign currency translation adjustments, net of tax of nil	(10,424)

Balance as of December 31, 2017	40,040
Foreign currency translation adjustments, net of tax of nil	2,419

Balance as of December 31, 2018	42,459

US$
Balance as of December 31, 2018	6,175